Financial Assets - Contractual Maturity Schedule of Available-for-sale Securities (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [Line Items]
Available-for-sale securities	¥ 810,734	¥ 766,423
Debt securities [member]
Disclosure of financial assets [Line Items]
Available-for-sale securities	455,124	399,758
Debt securities [member] | Not later than one year [member]
Disclosure of financial assets [Line Items]
Available-for-sale securities	42,410	33,261
Debt securities [member] | Later than one year and not later than five years [member]
Disclosure of financial assets [Line Items]
Available-for-sale securities	153,630	144,443
Debt securities [member] | After five years but within ten years [member]
Disclosure of financial assets [Line Items]
Available-for-sale securities	167,552	113,779
Debt securities [member] | After ten years [member]
Disclosure of financial assets [Line Items]
Available-for-sale securities	¥ 91,532	¥ 108,275